Fair Value of Financial Assets and Liabilities - Summary of Aggregate Deferred Day One Profit (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Balance at beginning of period	¥ 18,392	¥ 6,079
Increase due to new trades	32,487	16,476
Reduction due to redemption, sales or passage of time	(23,779)	(4,163)
Balance at end of period	¥ 27,100	¥ 18,392